Taxes (Narrative) (Details) (USD $)	12 Months Ended
	Jan. 31, 2014	Jan. 31, 2013	Jan. 31, 2012	Jan. 31, 2011
Taxes [Line Items]
Deferred Tax Liabilities, Undistributed Foreign Earnings	$ 21,400,000,000	$ 19,200,000,000
Operating Loss And Capital Loss Carryforwards	6,100,000,000
Operating Loss and Capital Loss Carryforwards Expiring By 2024	3,600,000,000
Foreign Tax Credit Carryforwards Expiring By 2024	1,800,000,000
Deferred Tax Assets, Valuation Allowance	1,801,000,000	2,225,000,000
Valuation Allowance, Deferred Tax Asset, Change in Amount	(400,000,000)
Unrecognized Tax Benefits	763,000,000	818,000,000	611,000,000	795,000,000
Unrecognized Tax Benefits that Would Impact Effective Tax Rate	698,000,000	741,000,000
Unrecognized Tax Benefits, Interest on Income Taxes Expense	(7,000,000)	2,000,000	(19,000,000)
Unrecognized Tax Benefits, Interest on Income Taxes Accrued	40,000,000	139,000,000
Minimum [Member]
Taxes [Line Items]
Significant Change in Unrecognized Tax Benefits is Reasonably Possible, Amount of Unrecorded Benefit	(50,000,000)
Maximum [Member]
Taxes [Line Items]
Significant Change in Unrecognized Tax Benefits is Reasonably Possible, Amount of Unrecorded Benefit	$ (250,000,000)